CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 311,356,000	$ 660,939,000
Restricted cash	5,520,000	0
Short-term deposits	385,280,000	106,844,000
Restricted deposits	222,000	773,000
Marketable securities	483,859,000	338,593,000
Trade receivables	41,525,000	44,674,000
Prepaid expenses and other current assets	96,252,000	128,577,000
Total current assets	1,324,014,000	1,280,400,000
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	33,847,000	27,021,000
Property, Plant and Equipment, Net	114,419,000	128,155,000
Equity Method Investments	4,851,000	0
Marketable securities	474,198,000	6,135,000
Long-term assets	94,549,000	0
Intangible assets, net	31,810,000	22,141,000
Goodwill	135,021,000	49,329,000
Operating Lease, Right-of-Use Asset	398,265,000	399,861,000
Total long-term assets	1,286,960,000	632,642,000
TOTAL ASSETS	2,610,974,000	1,913,042,000
CURRENT LIABILITIES:
Trade payables	74,811,000	47,077,000
Employees and payroll accruals	110,526,000	143,131,000
Deferred revenues	737,346,000	661,171,000
Current portion of convertible notes, net	0	572,880,000
Accrued expenses and other current liabilities	146,716,000	63,246,000
Operating lease liabilities	43,262,000	27,907,000
Total current liabilities	1,112,661,000	1,515,412,000
LONG-TERM LIABILITIES:
Convertible Notes Payable, Noncurrent	1,125,769,000	0
Deferred revenues	116,991,000	89,271,000
Long-term liabilities	3,923,000	1,965,000
Other long-term liabilities	200,054,000	16,021,000
Operating lease liabilities	417,578,000	369,159,000
Total long-term liabilities	1,864,315,000	476,416,000
Total liabilities	2,976,976,000	1,991,828,000
Commitments and contingencies	0	0
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2025 and 2024; Issued 67,143,958 and 64,718,465 shares at December 31, 2025 and 2024, respectively; Outstanding: 54,989,523 and 56,107,932 shares at December 31, 2025 and 2024, respectively	104,000	107,000
Additional paid-in capital	2,067,407,000	1,840,574,000
Treasury shares at cost, 12,154,435 ordinary shares as of December 31, 2025 and 8,610,533 as of December 31, 2024	(1,600,156,000)	(1,025,167,000)
Accumulated other comprehensive income	17,539,000	7,242,000
Accumulated deficit	(850,896,000)	(901,542,000)
Total shareholders' deficiency	(366,002,000)	(78,786,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIENCY	$ 2,610,974,000	$ 1,913,042,000
Common stock, par or stated value per share (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Treasury Stock, Common, Shares	12,154,435	8,610,533
Entity Common Stock, Shares Outstanding	54,989,523
Common stock, shares outstanding (in shares)		56,107,932
Common stock, shares issued (in shares)	67,143,958	64,718,465